CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥	¥ 154,925	¥ 46,715
Guarantee receivable, allowance | ¥	63,659	3,331
Contract assets, allowance | ¥	117,716	164,141
Financing receivables, allowance | ¥	¥ 119,185	¥ 51,858
Ordinary shares:
Ordinary shares, authorized (in shares) | shares	500,000,000	500,000,000
Ordinary shares, issued (in shares) | shares	202,877,426	200,648,440
Ordinary shares, outstanding (in shares) | shares	172,605,774	174,706,968
Treasury stock, issued (in shares) | shares	11,711,652	7,381,472